Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,271,000
Previously Paid Amount	0.00
Total Fee Amount	1,004.12
Total Offset Amount	0.00
Net Fee	$ 1,004.12